CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 3,882	$ 1,859
Accounts payable	3,493	2,124
Deferred revenue	14,440	14,630
Accrued expenses and other current liabilities	43,058	29,613
Income tax payable	6,438	10,417
Derivative	776
Deferred tax liability-non-current	2,745	966
Series A convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Series A convertible redeemable preferred shares, shares authorized (in shares)	50,409,444	0
Series A convertible redeemable preferred shares, shares issued (in shares)	50,409,444	0
Series A convertible redeemable preferred shares, shares outstanding (in shares)	50,409,444	0
Series A convertible redeemable preferred shares, liquidation value	206,825	0
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	226,443,995	196,979,163
Ordinary shares, shares outstanding (in shares)	217,184,923	185,568,940
Consolidated Variable Interest Entities Without Recourse To The Parent Company
Accounts payable	3,488	2,124
Deferred revenue	13,743	13,907
Accrued expenses and other current liabilities	33,263	26,230
Income tax payable	6,602	10,082
Derivative	0	0
Deferred tax liability-non-current	$ 583	$ 862